New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements

Note 2:   New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) and, to a lesser extent, other authoritative rulemaking bodies promulgate generally accepted accounting principles (“GAAP”) to regulate the standards of accounting in the United States.  From time to time, the FASB issues new GAAP standards, known as Accounting Standards Updates (“ASUs”) some of which, upon adoption, may have the potential to change the way in which the Company recognizes or reports within its consolidated financial statements.  The following table provides a description of the accounting standards that are not currently effective, but could have an impact on the Company's consolidated financial statements upon adoption.

Standards Not Yet Adopted as of June 30, 2020
Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements
Measurement of Credit Losses on Financial Instruments (ASU 2016-13: Financial Instruments—Credit Losses [Topic 326]: Measurement of Credit Losses on Financial Instruments)

The amended guidance replaces the current incurred loss model for determining the allowance for credit losses. The guidance requires financial assets measured at amortized cost to be presented at the net amount expected to be collected.  The allowance for credit losses will represent a valuation account that is deducted from the amortized cost basis of the financial assets to present their net carrying value at the amount expected to be collected. The income statement will reflect the measurement of credit losses for newly recognized financial assets as well as expected increases or decreases of expected credit losses that have taken place during the period. When determining the allowance, expected credit losses over the contractual term of the financial asset(s) (taking into account prepayments) will be estimated considering relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount.  The amended guidance also requires recording an allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination.  The initial allowance for these assets will be added to the purchase price at acquisition rather than being reported as an expense.  Subsequent changes in the allowance will be recorded through the income statement as an expense adjustment.  In addition, the amended guidance requires credit losses relating to available-for-sale debt securities to be recorded through an allowance for credit losses. The calculation of credit losses for available-for-sale securities will be similar to how it is determined under existing guidance.

January 1, 2023 (early adoption permitted as of January 1, 2019)

The Company is assessing the new guidance to determine what modifications to existing credit estimation processes may be required. The new guidance is complex and management is still evaluating the preliminary output from models that have been developed during this evaluative phase. In addition, future levels of allowances will also reflect new requirements to include estimated credit losses on investment securities classified as held-to-maturity, if any.  The Company has formed an Implementation Committee, whose membership includes representatives of senior management, to develop plans that will encompass: (1) internal methodology changes (2) data collection and management activities, (3) internal communication requirements, and (4) estimation of the projected impact of this guidance.  It has been generally assumed that the conversion from the incurred loss model, required under current GAAP, to the current expected credit loss (CECL) methodology (as required upon implementation of this Update) will, more likely than not, result in increases to the allowances for credit losses at many financial institutions.  However, the amount of any change in the allowance for credit losses resulting from the new guidance will ultimately be impacted by the provisions of this guidance as well as by the loan and debt security portfolios composition and asset quality at the adoption date, and economic conditions and forecasts at the time of adoption. The amendments in this Update should be applied on a modified retrospective basis by means of a cumulative-effect adjustment to the opening retained earnings balance in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13.  The cumulative impact of the economic effects of the COVID-19 pandemic on the changes to the allowance for loan losses, that will be required upon the implementation of the CECL methodology, can not be estimated at this time.

Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements
Transition Relief for the Implementation of ASU-2016-13 (ASU 2019-5: Financial Instruments—Credit Losses [Topic 326]: Targeted Transition Relief)

The amendments in this ASU provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326.  The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement—Overall, and 825-10.  General guidance for the use of the fair value option is contained in Subtopic 825-10. The irrevocable election of the fair value option must be applied on an instrument-by-instrument basis for eligible instruments, whose characteristics are within the scope of Subtopic 326-20.  Upon adoption of Topic 326, for items measured at fair value in accordance with paragraph 326-10-65-1(i), the difference between the carrying amount and the fair value shall be recorded by means of a cumulative-effect adjustment to the opening retained earnings balance as of the beginning of the first reporting period that an entity has adopted ASU 2016-13. Those differences may include, but are not limited to: (1) unamortized deferred costs, fees, premiums, and discounts (2) valuation allowances (for example, allowance for loan losses), or (3) accrued interest.

		See comments above related to ASU 2016-13.	See comments above related to ASU 2016-13.
Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements

Compensation (ASU 2018-14: Compensation - Retirement Benefits - Defined Benefit Plans - General [Subtopic 715 – 20]: Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans)

The FASB is issuing the amendments in this ASU as part of the disclosure framework project. The amendments in this ASU modify the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans.

The following disclosure requirements are removed from Subtopic 715-20:

1. The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year.

2. The amount and timing of plan assets expected to be returned to the employer.

3. Related party disclosures about the amount of future annual benefits covered by insurance and annuity contracts and significant transactions between the employer or related parties and the plan.

4. The effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits.

The following disclosure requirements are added to Subtopic 715-20:

1. The weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates.

2. An explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period.

The amendments in this ASU also clarify the disclosure requirements in paragraph 715-20-50-3, which state that the following information for defined benefit pension plans should be disclosed:

1. The projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets.

2. The accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets.

The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption is permitted for all entities.

The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.
Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements

Investments (ASU 2020-01- Equity Securities [Topic 321], Investments—Equity Method and Joint Ventures [Topic 323], and Derivatives and Hedging [Topic 815]—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815)

The amendments in this Update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815.   The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options.

The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption is permitted for all entities.

The amendments in this Update should be applied prospectively. The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.
Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements
Income Taxes (ASU 2019-12- Simplifying the Accounting for Income Taxes)

The FASB Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative).

The amendments in this Update simplify the accounting for income taxes by removing the following exceptions, among others not considered to be applicable to the Company:

1. Exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items (for example, discontinued operations or other comprehensive income)

2. Exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

The amendments in this Update also simplify the accounting for income taxes by doing the following:

1. Requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax.

2.  Requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction.

3. Specifying that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements. However, an entity may elect to do so (on an entity-by-entity basis) for a legal entity that is both not subject to tax and disregarded by the taxing authority.

4. Requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date.

5. Making minor Codification improvements for income taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for using the equity method.

The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period.

The amendments in this Update related to separate financial statements of legal entities that are not subject to tax should be applied on a retrospective basis for all periods presented. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis.  The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.

Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements
Financial Instruments—Credit Losses (ASU 2019-11- Codification Improvements to Topic 326)

On June 16, 2016, the FASB issued Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. Through the amendments in that Update, the Board added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification.  The Board has an ongoing project on its agenda for improving the Codification or correcting its unintended application. The items addressed in that project generally are not expected to have a significant effect on current accounting practice or create a significant administrative cost for most entities. The amendments in this Update are similar to those items. However, the Board decided to issue a separate Update for improvements to the amendments in Update 2016-13 to increase stakeholder awareness of those amendments and to expedite the improvement process. The amendments include items brought to the Board's attention by stakeholders.

The amendments in this Update clarify or address stakeholders' specific issues about certain aspects of the amendments in Update 2016-13 as described below:

1. Expected Recoveries for Purchased Financial Assets with Credit Deterioration (PCDs):  The amendments clarify that the allowance for credit losses for PCD assets should include in the allowance for credit losses expected recoveries of amounts previously written off and expected to be written off by the entity and should not exceed the aggregate of amounts of the amortized cost basis previously written off and expected to be written off by an entity.  In addition, the amendments clarify that when a method other than a discounted cash flow method is used to estimate expected credit losses, expected recoveries should not include any amounts that result in an acceleration of the noncredit discount. An entity may include increases in expected cash flows after acquisition.

2. Transition Relief for Troubled Debt Restructurings (TDRs):  The amendments provide transition relief by permitting entities an accounting policy election to adjust the effective interest rate on existing TDRs using prepayment assumptions on the date of adoption of Topic 326 rather than the prepayment assumptions in effect immediately before the restructuring.

3. Disclosures Related to Accrued Interest Receivables: The amendments extend the disclosure relief for accrued interest receivable balances to additional relevant disclosures involving amortized cost basis.

4. Financial Assets Secured by Collateral Maintenance Provisions: The amendments clarify that an entity should assess whether it reasonably expects the borrower will be able to continually replenish collateral securing the financial asset to apply the practical expedient.  The amendments clarify that an entity applying the practical expedient should estimate expected credit losses for any difference between the amount of the amortized cost basis that is greater than the fair value of the collateral securing the financial asset (that is, the unsecured portion of the amortized cost basis). An entity may determine that the expectation of nonpayment for the amount of the amortized cost basis equal to the fair value of the collateral securing the financial asset is zero.

5. Conforming Amendment to Subtopic 805-20: The amendment to Subtopic 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Noncontrolling Interest, clarifies the guidance by removing the cross-reference to Subtopic 310-30 in paragraph 805-20-50-1 and replacing it with a cross-reference to the guidance on PCD assets in Subtopic 326-20.

January 1, 2023 (early adoption permitted as of January 1, 2019).  The effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in Update 2016-13.

The Company is assessing the new guidance to determine what modifications to existing credit estimation processes may be required. The new guidance is complex and management is still evaluating the preliminary output from models that have been developed during this evaluative phase.    In addition, future levels of allowances will also reflect new requirements to include estimated credit losses on investment securities classified as held-to-maturity, if any.  The Company has formed an Implementation Committee, whose membership includes representatives of senior management, to develop plans that will encompass: (1) internal methodology changes (2) data collection and management activities, (3) internal communication requirements, and (4) estimation of the projected impact of this guidance.  It has been generally assumed that the conversion from the incurred loss model, required under current GAAP, to the CECL methodology will, more likely than not, result in increases to the allowances for credit losses at many financial institutions.  However, the amount of any change in the allowance for credit losses resulting from the new guidance will ultimately be impacted by the provisions of this guidance as well as by the loan and debt security portfolios composition and asset quality at the adoption date, and economic conditions and forecasts at the time of adoption. The amendments in this Update should be applied on a modified retrospective basis by means of a cumulative-effect adjustment to the opening retained earnings balance in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13.

Standard	Description	Required Date of Implementation	Effect on Consolidated Financial Statements
Reference Rate Reform (ASU 2020-04- Facilitation of the Effects of Reference Rate Reform on Financial Reporting)

The amendments provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments (1) apply to contract modifications that replace a reference rate affected by reference rate reform, (2) provide exceptions to existing guidance related to changes to the critical terms of a hedging relationship due to reference rate reform (3) provide optional expedients for fair value hedging relationships, cash flow hedging relationships, and net investment hedging relationships, and (4) provide a onetime election to sell, transfer, or both sell and transfer debt securities classified as held to maturity that reference a rate affected by reference rate reform and that are classified as held to maturity before January 1, 2020.

The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022.

The amendments for contract modifications can be elected to be applied as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020. The amendments for existing hedging relationships can be elected to be applied as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company does not expect that the guidance will have a material effect on its on its consolidated statements of condition or income.

NOTE 2:  NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) and, to a lesser extent, other authoritative rulemaking bodies promulgate GAAP to regulate the standards of accounting in the United States.  From time to time, the FASB issues new GAAP standards, known as Accounting Standards Updates (“ASUs”) some of which, upon adoption, may have the potential to change the way in which the Company recognizes or reports within its consolidated financial statements.  The following presentation provides a description of standards that were adopted in 2019 and standards not yet adopted as of December 31, 2019, but could have an impact on the Company's consolidated financial statements upon adoption.

Standards Adopted in 2019

Standard:  Leases (ASU 2016-02: Leases [Topic 842])

Description:  The new guidance requires lessees to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months.  While the guidance requires all leases to be recognized in the balance sheet, there continues to be a differentiation between finance leases and operating leases for purposes of income statement recognition and cash flow statement presentation.  For finance leases, interest on the lease liability and amortization of the right-of-use asset will be recognized separately in the statement of income.  Repayments of principal on those lease liabilities will be classified within financing activities and payments of interest on the lease liability will be classified within operating activities in the statement of cash flows.  For operating leases, a single lease cost is recognized in the statement of income and allocated over the lease term, generally on a straight-line basis.  All cash payments are presented within operating activities in the statement of cash flows. The accounting applied by lessors is largely unchanged from existing GAAP, however, the guidance eliminates the accounting model for leveraged leases for leases that commence after the effective date of the guidance.

Required Date of Implementation:  January 1, 2019

Effect on Consolidated Financial Statements:  The Company occupies certain banking offices and uses certain equipment under noncancelable operating lease agreements which were not reflected in its consolidated balance sheet at December 31, 2018.  Upon adoption of this ASU on January 1, 2019, the Company recorded an asset of $2.5 million and a corresponding liability of $2.7 million, as a result of recognizing right-of-use assets and lease liabilities on its consolidated statement of financial condition.  The Company elected to adopt the transition relief under Topic 842, Leases, using the modified retrospective transition method recognizing a cumulative effect adjustment to the opening balance of retained earnings of $239,000. The periods presented prior to January 1, 2019 continue to be in accordance with ASC 840.  Under the new lease standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases.  The Company uses its incremental borrowing rate based on the information available in determining the present value of lease payments. We elected all applicable practical expedients and implemented internal controls and key system functionality to enable the preparation of financial information on adoption.

The Company owns certain properties that it leases to unaffiliated third parties at market rates.  Lease rental income was $34,000 and $30,000 for the twelve months ended March 31, 2019 and 2018, respectively.  All lease agreements are accounted for as operating leases.  The Company has no unamortized initial direct costs related to the establishment of these lease agreements at January 1, 2019.

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Standard:  Premium Amortization on Purchased Callable Debt Securities (ASU 2017-08: Receivables—Nonrefundable Fees and Other Costs [Subtopic 310-20]: Premium Amortization on Purchased Callable Debt Securities)

Description:  The amended guidance requires the premium on callable debt securities to be amortized to the earliest call date.  The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity.

Required Date of Implementation:  January 1, 2019

Effect on Consolidated Financial Statements:  The Company has consistently employed accounting methodologies with respect to securities with purchased premiums that are consistent with the guidance provided in this Update. Accordingly, the adoption of this guidance had no material impact on the Company’s consolidated financial statements.

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Standard:  Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07: Compensation - Stock Compensation [Topic 718])

Description: Consistent with the accounting requirement for employee share-based payment awards, under the new guidance, nonemployee share-based payment awards within the scope of Topic 718 are measured on the grant date at the grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.  The amendments in this ASU affect all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees.

Required Date of Implementation:  January 1, 2019

Effect on Consolidated Financial Statements:  The amendments should be applied using a prospective transition method. The Company is not currently party to any nonemployee share-based payment awards whereby the participant is obligated to any specific performance requirement other than to remain in the service of the Company through a specified vesting date, or schedule of vesting dates. Accordingly, the adoption of this ASU had no material impact on the Company’s consolidated financial statements.

Standards Not Yet Adopted as of December 31, 2019

Standard:  Measurement of Credit Losses on Financial Instruments (ASU 2016-13: Financial Instruments—Credit Losses [Topic 326]: Measurement of Credit Losses on Financial Instruments)

Description: The amended guidance replaces the current incurred loss model for determining the allowance for credit losses. The guidance requires financial assets measured at amortized cost to be presented at the net amount expected to be collected.  The allowance for credit losses will represent a valuation account that is deducted from the amortized cost basis of the financial assets to present their net carrying value at the amount expected to be collected. The income statement will reflect the measurement of credit losses for newly recognized financial assets as well as expected increases or decreases of expected credit losses that have taken place during the period. When determining the allowance, expected credit losses over the contractual term of the financial asset(s) (taking into account prepayments) will be estimated considering relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount.  The amended guidance also requires recording an allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination.  The initial allowance for these assets will be added to the purchase price at acquisition rather than being reported as an expense.  Subsequent changes in the allowance will be recorded through the income statement as an expense adjustment.  In addition, the amended guidance requires credit losses relating to available-for-sale debt securities to be recorded through an allowance for credit losses. The calculation of credit losses for available-for-sale securities will be similar to how it is determined under existing guidance.

Required Date of Implementation:  January 1, 2023 (early adoption permitted as of January 1, 2019).

Effect on Consolidated Financial Statements:  The Company is assessing the new guidance to determine what modifications to existing credit estimation processes may be required. The new guidance is complex and management is still evaluating the preliminary output from models that have been developed during this evaluative phase. In addition, future levels of allowances will also reflect new requirements to include estimated credit losses on investment securities classified as held-to-maturity, if any.  The Company has formed an Implementation Committee, whose membership includes representatives of senior management, to develop plans that will encompass: (1) internal methodology changes (2) data collection and management activities, (3) internal communication requirements, and (4) estimation of the projected impact of this guidance.  It has been generally assumed that the conversion from the incurred loss model, required under current GAAP, to the CECL methodology will, more likely than not, result in increases to the allowances for credit losses at many financial institutions.  However, the amount of any change in the allowance for credit losses resulting from the new guidance will ultimately be impacted by the provisions of this guidance as well as by the loan and debt security portfolios composition and asset quality at the adoption date, and economic conditions and forecasts at the time of adoption. The amendments in this Update should be applied on a modified retrospective basis by means of a cumulative-effect adjustment to the opening retained earnings balance in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13.

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Standard:  Transition Relief for the Implementation of ASU-2016-13 (ASU 2019-5: Financial Instruments—Credit Losses [Topic 326]: Targeted Transition Relief)

Description: The amendments in this ASU provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses— Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326.  The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement—Overall, and 825-10.  General guidance for the use of the fair value option is contained in Subtopic 825-10. The irrevocable election of the fair value option must be applied on an instrument-by-instrument basis for eligible instruments, whose characteristics are within the scope of Subtopic 326-20.  Upon adoption of Topic 326, for items measured at fair value in accordance with paragraph 326-10-65-1(i), the difference between the carrying amount and the fair value shall be recorded by means of a cumulative-effect adjustment to the opening retained earnings balance as of the beginning of the first reporting period that an entity has adopted ASU 2016-13. Those differences may include, but are not limited to: (1) unamortized deferred costs, fees, premiums, and discounts (2) valuation allowances (for example, allowance for loan losses), or (3) accrued interest.

Required Date of Implementation:  See comments above related to ASU 2016-13.

Effect on Consolidated Financial Statements:  See comments above related to ASU 2016-13.

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Standard:  Simplifying the Test for Goodwill Impairment (ASU 2017-04: Intangibles—Goodwill and Other [Topic 350]: Simplifying the Test for Goodwill Impairment)

Description:  Current guidance requires a two-step approach to determining if recorded goodwill is impaired.  In Step 1, reporting entities must first evaluate whether or not the carrying value of a reporting unit is greater than its fair value. In Step 2, if a reporting unit’s carrying value is greater than its fair value, then the entity should calculate the implied fair value of goodwill. If the carrying value of goodwill is more than the implied fair value, an impairment charge for the difference must be recorded.  The amended guidance eliminates Step 2 from the goodwill impairment test.  Therefore, under the new guidance, if the carrying value of a reporting unit is greater than its fair value, a goodwill impairment charge will be recorded for the difference (up to the carrying value of the recorded goodwill).

Required Date of Implementation: January 1, 2020 (early adoption permitted).

Effect on Consolidated Financial Statements: The amendments should be applied using a prospective transition method. The Company does not expect the guidance will have a material impact on its consolidated financial statements, unless at some point in the future one of its reporting units were to fail Step 1 of the goodwill impairment test.

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Standard: Fair Value Measurement (ASU 2018-13: Fair Value Measurement [Topic 820]: Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement

Description:  The FASB is issuing the amendments in this ASU as part of the disclosure framework project. The disclosure framework project’s objective and primary focus are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each entity’s financial statements. The amendments in this ASU modify the disclosure requirements for entities such as the Company on fair value measurements in Topic 820, Fair Value Measurement.

The following disclosure requirements were removed from Topic 820:

1.	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy.
2.	The policy for timing of transfers between levels.
3.	The valuation processes for Level 3 fair value measurements.

The following disclosure requirements were modified in Topic 820:

1.

For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly.

2.	The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

The following disclosure requirements were added to Topic 820:

1.	The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period.
2.

The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

Required Date of Implementation:  The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date.

Effect on Consolidated Financial Statements:  The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard:  Compensation (ASU 2018-14: Compensation - Retirement Benefits - Defined Benefit Plans - General [Subtopic 715 – 20]: Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans)

Description:  The FASB is issuing the amendments in this ASU as part of the disclosure framework project. The amendments in this ASU modify the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans.

The following disclosure requirements are removed from Subtopic 715-20:

1.	The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year.
2.	The amount and timing of plan assets expected to be returned to the employer.
3.	Related party disclosures about the amount of future annual benefits covered by insurance and annuity contracts and significant transactions between the employer or related parties and the plan.
4.

The effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits.

The following disclosure requirements are added to Subtopic 715-20:

1.	The weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates.
2.	An explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period.

The amendments in this ASU also clarify the disclosure requirements in paragraph 715-20-50-3, which state that the following information for defined benefit pension plans should be disclosed:

1.	The projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets.
2.	The accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets.

Required Date of Implementation:  The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption is permitted for all entities.

Effect on Consolidated Financial Statements:  The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard:  Leases (ASU 2019-01: Leases [Topic 842] Codification Improvements)

Description:  On February 25, 2016, the FASB issued Accounting Standards ASU No. 2016-02, Leases [Topic 842], to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing essential information about leasing transactions. ASU 2019-01 addresses three Issues: (1) Determining the fair value of the underlying asset by lessors that are not manufacturers or dealers; (2) Presentation on the statement of cash flows for sales-type and direct financing leases; and (3) Transition disclosures related to Topic 250, Accounting Changes and Error Corrections.

The amendments in this ASU address Issue 1, described above, and reinstate the exception in Topic 842 for lessors that are not manufacturers or dealers (generally financial institutions and captive finance companies).  Specifically, those lessors will use their cost, reflecting any volume or trade discounts that may apply, as the fair value of the underlying asset. However, if significant time lapses between the acquisition of the underlying asset and lease commencement, those lessors will be required to apply the definition of fair value (exit price) in Topic 820.

Topic 840 does not provide guidance on how cash received from leases by lessors from sales-type and direct financing leases should be presented in the cash flow statement.  The amendments in this ASU address Issue 2, described above, as to the concerns of lessors within the scope of Topic 942 about where “principal payments received under leases” should be presented. Specifically, lessors that are depository and lending institutions within the scope of Topic 942 will present all “principal payments received under leases” within investing activities in the Statement of Cash Flows.

Required Date of Implementation:  The amendments in this ASU amend Topic 842. The effective date of those amendments for public business entities, such as the Company, is for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years.

Effect on Consolidated Financial Statements:  The Company does not expect that the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard: Various Codification Improvements (ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments)

Description:  Since 2016, the FASB has issued the following Updates related to financial instruments:

1.	Accounting Standards Update No. 2016-01, Financial Instruments— Overall [Subtopic 825-10]: Recognition and Measurement of Financial Assets and Financial Liabilities;
2.	Accounting Standards Update No. 2016-13, Financial Instruments— Credit Losses [Topic 326]: Measurement of Credit Losses on Financial Instruments; and
3.	Accounting Standards Update No. 2017-12, Derivatives and Hedging [Topic 815]: Targeted Improvements to Accounting for Hedging Activities.

The FASB has an ongoing project on its agenda for improving the Codification or correcting its unintended application. The items addressed in that project generally are not expected to have a significant effect on current accounting practice or to create a significant administrative cost for most entities. The amendments in this ASU are similar to those items and are summarized below.

For Codification Improvements specific to ASU 2016-01, the following topics were covered within ASU 2019-04:

•	Scope Clarifications
•	Held-to-Maturity Debt Securities Fair Value Disclosures
•	Applicability of Topic 820 to the Measurement Alternative
•	Remeasurement of Equity Securities at Historical Exchange Rates

The amendments to Topic 326 and other Topics in this Update include items related to the amendments in Update 2016-13 discussed at the June 2018 and November 2018 Credit Losses Transition Resource Group (“TRG”) meetings. The amendments clarify or address stakeholders’ specific issues about certain aspects of the amendments in Update 2016-13 on a number of different topics, including the following:

•	Accrued Interest
•	Transfers between Classifications or Categories for Loans and Debt Securities
•	Recoveries
•	Consideration of Prepayments in Determining the Effective Interest Rate
•	Consideration of Estimated Costs to Sell When Foreclosure Is Probable
•	Vintage Disclosures— Line-of-Credit Arrangements Converted to Term Loans
•	Contractual Extensions and Renewals

The ASU also covered a number of issues that related to hedge accounting (ASU-2017-12) including:

•	Partial-Term Fair Value Hedges of Interest Rate Risk
•	Amortization of Fair Value Hedge Basis Adjustments
•	Disclosure of Fair Value Hedge Basis Adjustments
•	Consideration of the Hedged Contractually Specified Interest Rate under the Hypothetical Derivative Method
•	Scoping for Not-for-Profit Entities
•	Hedge Accounting Provisions Applicable to Certain Private Companies and Not-for- Profit Entities
•	Application of a First- Payments-Received Cash Flow Hedging Technique to Overall Cash Flows on a Group of Variable Interest Payments
•	Transition Guidance

Required Dates of Implementation:  This ASU 2019-04 has various implementation dates dependent on a number of factors as it pertains to the above items.  The Company has adopted ASU 2016-01.

Effect on Consolidated Financial Statements:  The Company does not expect that the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard: Investments (ASU 2020-01- Equity Securities [Topic 321], Investments—Equity Method and Joint Ventures [Topic 323], and Derivatives and Hedging [Topic 815]—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815)

Description: The amendments in this Update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815.   The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options.

Required Date of Implementation: The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption is permitted for all entities.

Effect on Consolidated Financial Statements:  The amendments in this Update should be applied prospectively.  The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard: Income Taxes (ASU 2019-12- Simplifying the Accounting for Income Taxes)

Description: The FASB Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The specific areas of potential simplification in this Update were submitted by stakeholders as part of the Simplification Initiative.

The amendments in this Update simplify the accounting for income taxes by removing the following exceptions:

1.

Exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items (for example, discontinued operations or other comprehensive income)

2.	Exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment
3.	Exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary
4.	Exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

The amendments in this Update also simplify the accounting for income taxes by doing the following:

1.	Requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax.
2.

Requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction.

3.

Specifying that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements. However, an entity may elect to do so (on an entity-by-entity basis) for a legal entity that is both not subject to tax and disregarded by the taxing authority.

4.	Requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date.
5.	Making minor Codification improvements for income taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for using the equity method.

Required Date of Implementation: The amendments in this ASU are effective for fiscal years ending after December 15, 2020, for public business entities and for fiscal years ending after December 15, 2021, for all other entities. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period.

Effect on Consolidated Financial Statements:  The amendments in this Update related to separate financial statements of legal entities that are not subject to tax should be applied on a retrospective basis for all periods presented. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis.  The Company does not expect the new guidance will have a material impact to its consolidated statements of condition or income.

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Standard: Financial Instruments—Credit Losses (ASU 2019-11- Codification Improvements to Topic 326)

Description: On June 16, 2016, the FASB issued Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. Through the amendments in that Update, the Board added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification.  The Board has an ongoing project on its agenda for improving the Codification or correcting its unintended application. The items addressed in that project generally are not expected to have a significant effect on current accounting practice or create a significant administrative cost for most entities. The amendments in this Update are similar to those items. However, the Board decided to issue a separate Update for improvements to the amendments in Update 2016-13 to increase stakeholder awareness of those amendments and to expedite the improvement process. The amendments include items brought to the Board's attention by stakeholders.

The amendments in this Update clarify or address stakeholders' specific issues about certain aspects of the amendments in Update 2016-13 as described below:

1.

Expected Recoveries for Purchased Financial Assets with Credit Deterioration (PCDs):  The amendments clarify that the allowance for credit losses for PCD assets should include in the allowance for credit losses expected recoveries of amounts previously written off and expected to be written off by the entity and should not exceed the aggregate of amounts of the amortized cost basis previously written off and expected to be written off by an entity.  In addition, the amendments clarify that when a method other than a discounted cash flow method is used to estimate expected credit losses, expected recoveries should not include any amounts that result in an acceleration of the noncredit discount. An entity may include increases in expected cash flows after acquisition.

2.

Transition Relief for Troubled Debt Restructurings (TDRs) :  The amendments provide transition relief by permitting entities an accounting policy election to adjust the effective interest rate on existing TDRs using prepayment assumptions on the date of adoption of Topic 326 rather than the prepayment assumptions in effect immediately before the restructuring.

3.

Disclosures Related to Accrued Interest Receivables: The amendments extend the disclosure relief for accrued interest receivable balances to additional relevant disclosures involving amortized cost basis.

4.

Financial Assets Secured by Collateral Maintenance Provisions: The amendments clarify that an entity should assess whether it reasonably expects the borrower will be able to continually replenish collateral securing the financial asset to apply the practical expedient.  The amendments clarify that an entity applying the practical expedient should estimate expected credit losses for any difference between the amount of the amortized cost basis that is greater than the fair value of the collateral securing the financial asset (that is, the unsecured portion of the amortized cost basis). An entity may determine that the expectation of nonpayment for the amount of the amortized cost basis equal to the fair value of the collateral securing the financial asset is zero.

5.

Conforming Amendment to Subtopic 805-20: The amendment to Subtopic 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Noncontrolling Interest, clarifies the guidance by removing the cross-reference to Subtopic 310-30 in paragraph 805-20-50-1 and replacing it with a cross-reference to the guidance on PCD assets in Subtopic 326-20.

Required Date of Implementation:  January 1, 2023 (early adoption permitted as of January 1, 2019.  The effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in Update 2016-13.

Effect on Consolidated Financial Statements:  The Company is assessing the new guidance to determine what modifications to existing credit estimation processes may be required. The new guidance is complex and management is still evaluating the preliminary output from models that have been developed during this evaluative phase.    In addition, future levels of allowances will also reflect new requirements to include estimated credit losses on investment securities classified as held-to-maturity, if any.  The Company has formed an Implementation Committee, whose membership includes representatives of senior management, to develop plans that will encompass: (1) internal methodology changes (2) data collection and management activities, (3) internal communication requirements, and (4) estimation of the projected impact of this guidance.  It has been generally assumed that the conversion from the incurred loss model, required under current GAAP, to the CECL methodology will, more likely than not, result in increases to the allowances for credit losses at many financial institutions.  However, the amount of any change in the allowance for credit losses resulting from the new guidance will ultimately be impacted by the provisions of this guidance as well as by the loan and debt security portfolios composition and asset quality at the adoption date, and economic conditions and forecasts at the time of adoption. The amendments in this Update should be applied on a modified retrospective basis by means of a cumulative-effect adjustment to the opening retained earnings balance in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13.